Pension and Postretirement Benefit Plans	12 Months Ended
Dec. 31, 2020
Pension and Postretirement Benefit Plans [Abstract]
Pension and Postretirement Benefit Plans
Note 15. Pension and Postretirement Benefit Plans

The Company had a defined benefit pension plan. Benefits for hourly employees were based on a stated benefit per year of service, reduced by amounts earned in a previous plan. Benefits for salaried employees were based on years of service and the employees’ final compensation. The defined benefit pension plan was frozen. The Company’s policy was to make the minimum amount of contributions that can be deducted for federal income taxes. The Company made no contributions to the pension plan in 2020. In the second quarter of 2018, the Company made mutually agreed upon lump-sum payments to certain individuals covered by the defined benefit pension plan which resulted in a curtailment loss of approximately $0.3 million during the second quarter of 2018, which is reported within “Net periodic benefit (income), excluding service cost” within the Consolidated Statements of Income. In the fourth quarter 2019, the Company elected to terminate the defined benefit pension plan, effective December 31, 2019 with final distributions made in the third quarter of 2020.

The Company sponsored a defined benefit postretirement plan that covered hourly employees. This plan provided medical and dental benefits. This plan was contributory with retiree contributions adjusted annually. The Company’s policy was to make contributions equal to benefits paid during the year. In the fourth quarter 2019, the Company amended the plan to cease benefits effective June 30, 2020. The plan amendment eliminated a significant amount of the benefits under the plan, resulting in a curtailment of $3.2 million. The curtailment resulted in $1.8 million being reclassified from other comprehensive income to income. The total gain on the curtailment was $4.9 million and is recorded in Net periodic benefit (income), excluding service cost in the income statement.

The following tables provide a reconciliation of the changes in the plans’ benefit obligations and fair value of assets for the years ended December 31, 2020 and 2019, and a statement of the funded status:

	Pension Benefits		Postretirement Benefits
	2020	2019	2020	2019
Reconciliation of benefit obligations:
Benefit obligation at January 1	$14,217	$13,700	$115	$3,305
Service cost	-	104	-	-
Interest cost	190	520	-	101
Actuarial loss (gain)	249	916	(83)	-
Assumptions	-	-	-	-
Settlement/curtailment	(1,869)	-	-	(3,207)
Annuities purchased	(12,116)	-	-	-
Benefits paid	(671)	(1,023)	(32)	(84)
Benefit obligation at December 31	$-	$14,217	$-	$115

Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	$15,903	$14,923	$-	$-
Actual return on plan assets	1,139	2,003	-	-
Employer contributions	-	-	32	84
Settlement/curtailment	(1,869)	-	-	-
Annuities purchased	(12,116)	-	-	-
Benefits paid	(671)	(1,023)	(32)	(84)
Asset reversion upon termination	(2,386)	-	-	-
Fair value of plan assets at December 31	$-	$15,903	$-	$-

Funded status:
Funded status at December 31	$-	$1,686	$-	$(115)
Unrecognized net actuarial loss (gain)	-	1,827	-	(54)
Net amount recognized	$-	$3,513	$-	$(169)

Accumulated benefit obligations did not exceed plan assets at December 31, 2019, for the Company’s pension plan.

The asset allocation for the Company’s defined benefit plan, by asset category, follows:

Percentage of Plan Assets at December 31,
2019
Asset category:
Debt securities	88.5%
Cash	11.5%
Total	100.0%

The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.

Following is the description of the valuation methodologies used for assets measured at fair value subsequent to initial recognition. These methods may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, while the Company believes its valuation methods are appropriate and consistent with those of other market participants, the use of different methodologies or assumptions to determine the fair value of certain financial instruments could result in a different fair value measurement at the reporting date. There have been no changes in the methodologies used at December 31, 2019.

•	Pooled Separate Accounts. Valued at the net asset value (NAV) of shares held by the plan at year end.

•	Guaranteed Deposit Account. Valued at contract value, which approximates fair value.

•	Assets measured at fair value on a recurring basis. The table below presents the balances of the plan’s assets measured at fair value on a recurring basis by level within the fair value hierarchy:

	Total	Level 1	Level 2	Level 3
Pooled separate accounts	$14,079	$-	$14,079	$-
Guaranteed deposit account	1,824	-	-	1,824
Total assets at fair value as of December 31, 2019	$15,903	$-	$14,079	$1,824

The table below sets forth a summary of the changes in the fair value of the Guaranteed Deposit Account:

Guaranteed Deposit Account
Balance at January 1, 2019	$2,265
Total gains (losses), realized/unrealized
Return on plan assets	45
Purchases, sales, and settlements, net	(486)
Balance at December 31, 2019	$1,824

Total gains (losses), realized/unrealized
Return on plan assets	$32
Purchases, sales, and settlements, net	(1,856)
Balance at December 31, 2020	$-

The Company’s investment philosophy was to earn a reasonable return without subjecting plan assets to undue risk. The Company used one management firm to manage plan assets, which were invested in equity and debt securities. The Company’s investment objective was to match the duration of the debt securities with the expected payments.

The following table provides the amounts recognized in the consolidated balance sheets as of December 31:

	Pension Benefits		Postretirement Benefits
	2020	2019	2020	2019
Prepaid asset	$-	$1,686	$-	$-
Accrued benefit cost	-	-	-	(115)
Accumulated other comprehensive loss, unrecognized net gain (loss)	-	1,827	-	(54)
Total	$-	$3,513	$-	$(169)

No amounts will be recognized in net periodic benefit costs from accumulated other comprehensive income in 2021 for the pension or post retirement plan as both plans have been terminated.

The following table provides the components of net periodic pension and postretirement benefit costs and total costs for the plans for the years ended December 31:

	Pension Benefits			Postretirement Benefits
	2020	2019	2018	2020	2019	2018
Service cost	$-	$104	$104	$-	$-	$-
Interest cost	190	520	553	-	101	117
Expected return on plan assets	(322)	(645)	(949)	-	-	-
Amortization of (gains) losses	72	147	186	(131)	(169)	(81)
Settlement and Curtailment loss (gain)	1,180	-	306	-	(4,915)	-
Net periodic benefit cost	$1,120	$126	$200	$(131)	$(4,983)	$36

The Company was required to make assumptions regarding such variables as the expected long-term rate of return on plan assets and the discount rate applied to determine service cost and interest cost. The rate of return on assets used was determined based upon analysis of the plans’ historical performance relative to the overall markets and mix of assets. The assumptions listed below represent management’s review of relevant market conditions and have been adjusted as appropriate. A discount rate was not used for pension benefits in 2020 as all benefits were distributed during the year. A discount rate was not used for postretirement benefits in 2019 as all benefits were to be paid in less than one year. The Company used a discount rate of 3.0% as the weighted average assumption in the measurement of the its benefit obligation in 2019. The Company used a discount of 4.0% and an expected rate of return on plan assets of 4.5% as the weighted average assumptions to determine net periodic pension and postretirement costs in 2019.

The Company also sponsors a voluntary 401(k) retirement savings plan. Eligible employees may elect to contribute up to 15% of their annual earnings subject to certain limitations. For the 2020 and 2019 Plan Years, the Company contributed 4% to those employees contributing 4% or greater. For those employees contributing less than 4%, the Company matched the contribution by 100%. Additionally, for all years presented, the Company made discretionary contributions of 1% to all employees, regardless of an employee’s contribution level. Company contributions to this plan were approximately $1.6 million for 2020, $1.5 million for 2019, and $1.2 million for 2018.